Pledged assets - Summary of assets pledged as collateral (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 586,768	₩ 365,074
Pledged Assets Right to Sell or Pledge
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 13,579,738	₩ 16,345,580